Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.36%
New Jersey–84.55%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,511,933
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,638,951
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	3,103,586
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,858,394
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,230,915
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	973,422
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	499,995
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	762,033
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	136,005
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	2,695	2,842,856
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	7,310	7,658,702
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(d)	5.00%	08/15/2053	8,000	8,381,616
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(e)	5.50%	09/01/2030	20	20,043
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(e)	6.50%	04/01/2031	90	92,838
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,850,681
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,077,546
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,035,602
Series 2019, RB(e)	5.00%	08/01/2059	1,000	1,018,385
Series 2025, RB	5.00%	11/01/2045	675	683,511
Series 2025, RB	5.25%	11/01/2060	750	751,065
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(f)	5.00%	10/01/2039	2,000	1,562,282
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	1,660	1,662,167
Series 2012, RB(e)	5.75%	09/15/2027	5,790	5,799,690
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	351,562
Series 2018 A, RB	5.00%	07/01/2050	1,000	925,959
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,083,789
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,561,749
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017, RB(b)	5.25%	07/01/2037	1,215	1,212,499
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,203,019
Series 2014 A, RB(b)	6.00%	10/01/2034	470	470,464
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,608,331
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	994,435
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,420,840
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,875	3,819,910
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	5,825	6,294,506
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,377,138
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	4,500	4,502,114
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	$2,000	$2,060,264
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,003
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,021,539
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	1,979,041
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	8,650	8,657,896
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(e)	5.00%	06/15/2037	1,515	1,515,382
Series 2012 A, RB(e)	5.13%	06/15/2043	3,250	3,249,860
New Jersey (State of) Educational Facilities Authority; Series 2015 A, Ref. RB	5.00%	07/01/2040	900	839,676
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,345	1,338,678
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,568,885
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,434,637
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,081,061
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,044,174
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGI)(a)	4.00%	07/01/2036	765	763,446
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	10,000	10,847,333
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,055,944
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,667,936
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGI)(a)	5.00%	07/01/2047	1,990	2,005,694
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group);
Series 2024 A, Ref. RB	5.25%	07/01/2054	5,390	5,720,333
Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,150,649
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	3,785	3,786,370
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(e)	3.63%	12/01/2049	1,000	773,377
Series 2021 C, RB(e)	3.25%	12/01/2051	500	362,417
Series 2023 B, RB(e)	4.00%	12/01/2044	1,770	1,705,173
Series 2023 C, RB(e)	5.00%	12/01/2053	2,000	1,961,923
Series 2024 C, RB(e)	5.25%	12/01/2054	2,050	2,067,450
Series 2025, Ref. RB(e)	5.50%	12/01/2055	1,000	1,021,840
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	844,342
Series 2018 BB, Ref. RB(e)	3.80%	10/01/2032	765	765,750
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	424,532
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	677,052
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	354,498
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,483,786
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,252,212
Series 2024 K, RB	6.00%	10/01/2055	4,780	5,141,251
Series 2025 A, RB	4.95%	11/01/2055	1,300	1,313,651
Series 2025 M, RB	5.15%	10/01/2055	1,535	1,564,204
Series 2025 M, RB	6.50%	04/01/2056	3,000	3,370,072
Subseries 2024 D-1, RB (CEP - GNMA)	5.20%	11/01/2055	2,000	2,072,286
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	$12,000	$7,792,073
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,221,078
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,098,690
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,874,545
Series 2020 AA, RB	4.00%	06/15/2045	3,350	3,206,824
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,954,566
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,273,422
Series 2024 CC, RB	5.25%	06/15/2050	1,500	1,590,357
Series 2024 CC, RB	4.13%	06/15/2055	6,395	5,959,374
Series 2024 CC, RB	5.25%	06/15/2055	15,000	15,831,894
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,975,130
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,185,475
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,219,509
Series 2024 C, Ref. RB	5.00%	01/01/2045	3,000	3,194,095
Series 2025 A, RB	5.25%	01/01/2050	5,000	5,414,949
Series 2025 A, RB	5.25%	01/01/2055	2,500	2,699,273
New Jersey Institute of Technology; Series 2025 A, Ref. RB (INS - BAM)(a)	5.25%	07/01/2055	2,250	2,433,789
New Jersey Transportation Trust Fund Authority; Series 2025, RB(d)	5.00%	06/15/2055	7,000	7,280,541
New Jersey Turnpike Authority; Series 2025, RB(d)(g)	5.25%	01/01/2055	5,000	5,398,547
Newark (City of), NJ Housing Authority; Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,006,197
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	391,151
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	517,523
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	984,389
Series 2024, RB	5.00%	01/01/2055	1,000	942,995
Series 2024, RB	5.00%	01/01/2060	700	643,409
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	2,000	2,041,046
Series 2023, RB	5.50%	07/01/2058	2,000	2,048,180
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	1,009,129
Series 2025, RB	5.00%	07/01/2044	750	757,668
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGI)(a)	4.00%	12/01/2053	3,000	2,902,303
South Jersey Port Corp.; Series 2017 B, RB(e)	5.00%	01/01/2048	6,000	6,013,476
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,811,273
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	933,648
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,004,530
Series 2022 A, RB	5.25%	11/01/2052	8,575	8,897,672
Series 2022, RB	4.50%	11/01/2042	2,000	2,040,592
Series 2022, RB (INS - BAM)(a)	5.25%	11/01/2052	2,100	2,201,829
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2035	730	753,342
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,235	13,173,698
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,125	3,135,147
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,435	6,257,141
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(e)	5.00%	03/01/2028	50	50,090
				328,093,709
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.03%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(e)	5.00%	11/01/2049	$7,130	$7,278,574
Series 2020 221, RB(e)	4.00%	07/15/2045	4,000	3,704,416
Series 2022, RB(e)	5.00%	01/15/2052	5,000	5,083,811
Series 2025, Ref. RB	5.25%	10/15/2055	5,500	5,958,246
Two Hundred Forty Second Series 2023, Ref. RB(e)	5.00%	12/01/2053	3,000	3,053,661
Two Hundred Sixth Series 2017, Ref. RB(e)	5.00%	11/15/2037	850	871,935
Two Hundred Thirty Fourth Series 2022, Ref. RB(e)	5.50%	08/01/2052	2,000	2,119,158
Two Hundred Twenty Third Series 2021, Ref. RB(e)	4.00%	07/15/2046	1,615	1,485,258
Two Hundred Twenty Three Series 2021, Ref. RB(e)	4.00%	07/15/2041	1,635	1,607,875
				31,162,934
Puerto Rico–6.75%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,247,345
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	196,805
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	239,483
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	244,520
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	211,985
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	189,398
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	157,326
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	205,734
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	205,881
Subseries 2022, RN(c)	0.00%	11/01/2043	140	89,486
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	155	149,977
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $16,014)(f)	6.63%	01/01/2027	14	14,422
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $127,286)(f)	6.63%	01/01/2028	111	109,803
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,562,838
Series 2018 A-1, RB	5.00%	07/01/2058	7,500	7,312,244
Series 2019 A-2, RB	4.54%	07/01/2053	60	54,728
				26,191,975
Guam–1.20%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	2,026,756
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,500	2,624,223
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(e)	5.75%	09/01/2031	10	10,080
				4,661,059
Virgin Islands–0.83%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	570,266
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,520,153
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	1,000	1,028,768
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,770
Series 2007 A, RB	5.00%	07/01/2027	85	81,589
				3,215,546
Total Municipal Obligations (Cost $387,089,172)				393,325,223
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)	2,432	$0
TOTAL INVESTMENTS IN SECURITIES(i)–101.36% (Cost $387,089,172)		393,325,223
FLOATING RATE NOTE OBLIGATIONS–(3.87)%
Notes with interest and fee rates ranging from 3.35% to 3.38% at 11/30/2025 and contractual maturities of collateral ranging from 08/15/2053 to 06/15/2055(j)		(15,015,000)
OTHER ASSETS LESS LIABILITIES–2.51%		9,720,551
NET ASSETS–100.00%		$388,030,774
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $19,626,720, which represented 5.06% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security subject to the alternative minimum tax.
(f)	Restricted security. The aggregate value of these securities at November 30, 2025 was $1,686,507, which represented less than 1% of the Fund’s Net Assets.
(g)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,752,500. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.33%

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $21,060,704 are held by TOB Trusts and serve as collateral for the $15,015,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$393,325,223	$—	$393,325,223
Preferred Stocks	—	—	0	0
Total Investments	$—	$393,325,223	$—	$393,325,223
Invesco New Jersey Municipal Fund